UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-22263

Exchange Traded Concepts Trust
(Exact name of Registrant as specified in charter)

J. Garrett Stevens
10900 Hefner Pointe Drive
Suite 207
Oklahoma City, Oklahoma 73120
(Address of principal executive offices) (Zip code)

Exchange Traded Concepts Trust
10900 Hefner Pointe Drive
Suite 207
Oklahoma City, Oklahoma 73120
(Name and address of agent for service)

Copy to:
Christopher Menconi
Morgan, Lewis and Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: April 30, 2016

Date of reporting period: July 31, 2016

Item 1. Schedule of Investments

ROBO GlobalTM
Robotics and Automation Index ETF
Schedule of Investments
July 31, 2016 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK — 99.8%
Canada — 2.0%
Industrials— 2.0%
ATS Automation Tooling Systems*	120,153	$918,619
MacDonald Dettwiler & Associates	13,858	910,087
Total Canada		1,828,706
China — 1.9%
Information Technology— 1.9%
Hollysys Automation Technologies*	94,131	1,844,026
Total China		1,844,026
Finland — 1.0%
Industrials— 1.0%
Cargotec, Cl B	22,086	990,134
Total Finland		990,134
France — 3.1%
Industrials— 1.1%
Schneider Electric	15,352	1,004,640

Information Technology— 2.0%
Dassault Systemes	11,870	980,528
Parrot*	64,447	1,002,469
		1,982,997
Total France		2,987,637
Germany — 7.4%
Industrials— 5.4%
Krones	15,524	1,552,487
KUKA	13,819	1,679,760
Siemens	8,765	951,923
SLM Solutions Group*	34,593	959,552
		5,143,722
Information Technology— 2.0%
Isra Vision	11,048	995,772
Jenoptik	54,590	935,218
		1,930,990
Total Germany		7,074,712
Israel — 3.1%
Health Care— 1.1%
Mazor Robotics*	101,472	1,032,717

Industrials— 1.0%
Elbit Systems	9,836	990,465

Information Technology— 1.0%
Mobileye*	19,491	933,814
Total Israel		2,956,996
Japan — 27.8%
Consumer Discretionary— 1.1%
Denso	25,671	1,013,464

Health Care— 1.5%
CYBERDYNE*	73,480	1,428,947

Description	Shares	Fair Value
Industrials— 16.9%
Aida Engineering	110,551	$929,843
Daifuku	92,317	1,956,506
Daihen	207,546	1,079,397
FANUC*	10,128	1,712,130
Harmonic Drive Systems	57,869	1,809,730
Mitsubishi Electric*	75,644	898,635
Nabtesco	69,210	1,869,956
Nachi-Fujikoshi	294,606	974,498
SMC	3,676	975,090
THK*	53,157	1,064,333
Toshiba Machine	298,669	1,008,338
Yushin Precision Equipment	93,035	1,793,796
		16,072,252
Information Technology— 8.3%
Amano	51,900	845,207
Keyence	2,462	1,751,759
Omron*	50,658	1,700,381
Topcon	92,053	892,820
Yaskawa Electric	126,749	1,756,195
Yokogawa Electric	80,378	1,051,734
		7,998,096
Total Japan		26,512,759
Netherlands — 1.1%
Health Care— 1.1%
QIAGEN*	41,334	1,107,751
Total Netherlands		1,107,751
Norway — 1.0%
Industrials— 1.0%
Kongsberg Gruppen	61,126	914,397
Total Norway		914,397
Sweden — 1.6%
Health Care— 0.9%
Elekta, Cl B	111,638	890,917

Industrials— 0.7%
Arcam*	35,194	686,690
Total Sweden		1,577,607
Switzerland — 4.0%
Health Care— 1.0%
Tecan Group	5,704	919,534

Industrials— 3.0%
ABB	86,436	1,842,394
Kardex	10,409	1,049,570
		2,891,964
Total Switzerland		3,811,498
Taiwan — 6.7%
Industrials— 3.7%
Airtac International Group	120,400	901,406
Hiwin Technologies	354,960	1,740,163
Teco Electric and Machinery	1,093,000	967,241
		3,608,810
Information Technology— 3.0%
Adlink Technology	431,559	880,070

ROBO GlobalTM
Robotics and Automation Index ETF
Schedule of Investments
July 31, 2016 (Unaudited)

Description	Shares	Fair Value
Advantech	119,000	$924,474
Delta Electronics	190,187	1,000,890
		2,805,434
Total Taiwan		6,414,244
United Kingdom — 2.2%
Information Technology— 2.2%
e2v technologies	334,429	1,042,343
Renishaw	30,914	1,067,571
		2,109,914
Total United Kingdom		2,109,914
United States — 36.9%
Consumer Discretionary— 1.8%
iRobot*	46,449	1,761,346

Energy— 3.6%
FMC Technologies*	33,644	853,885
Helix Energy Solutions Group*	133,030	1,056,258
Oceaneering International	54,506	1,519,627
		3,429,770
Health Care— 4.7%
Accuray*	315,038	1,726,408
Intuitive Surgical*	2,447	1,702,525
Varian Medical Systems*	10,979	1,040,150
		4,469,083
Industrials— 9.2%
Aerovironment*	58,815	1,667,405
Deere	11,096	862,270
John Bean Technologies	14,690	983,055
Lincoln Electric Holdings	15,269	947,594
Nordson	10,848	957,770
Northrop Grumman	4,074	882,551
Rockwell Automation	14,241	1,629,170
Teledyne Technologies*	9,059	951,195
		8,881,010
Information Technology— 17.6%
3D Systems*	65,689	879,576
Ambarella*	17,653	1,023,521
Brooks Automation	80,744	1,011,722
Cognex	37,937	1,713,614
FARO Technologies*	48,223	1,682,018
FLIR Systems	28,991	944,527
Immersion*	121,060	909,161
IPG Photonics*	11,118	937,136
Microchip Technology	17,806	990,726
National Instruments	33,120	949,882
Nuance Communications*	57,614	925,857
NVIDIA	18,970	1,083,187
Stratasys*	39,287	822,670
Teradyne	46,043	909,349
Trimble Navigation*	36,659	969,264
Zebra Technologies, Cl A*	17,864	946,971
		16,699,181
Total United States		35,240,390

Total Common Stock
(Cost $93,344,511)		95,370,771

Description	Fair Value
Total Investments - 99.8%
(Cost $93,344,511)†	$95,370,771

Percentages are based on Net Assets of $95,551,103.

*	Non-income producing security.
Cl —   Class

†	At July 31, 2016, the tax basis cost of the Fund's investments was $93,344,511, and the unrealized appreciation and depreciation were $11,814,119 and $(9,787,859), respectively.

As of July 31, 2016, all of the Fund's investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended July 31, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period. For the period ended July 31, 2016, there were no Level 3 investments.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

ROB-QH-001-0600

Item 2. Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: September 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: September 29, 2016

By (Signature and Title)	/s/ James J. Baker
James J. Baker, Jr., Treasurer

Date: September 29, 2016